Principal subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Principal subsidiaries	30 Principal subsidiaries
The Group’s principal subsidiaries at 31 December 2023 are summarised in the table below.

Company and country of incorporation/operation	Principal activities	Class of shares held	Proportion of class held (%)	Group interest (voting %)	Other interest (voting %)
Australia
Argyle Diamonds Limited	Mining and processing of diamonds (until November 2020)	Class A	100	100	—
		Class B	100
Dampier Salt Limited	Salt and gypsum production	Ordinary	68.36	68.36	31.64
Energy Resources of Australia Ltd	Uranium processing (until January 2021)	Class A	86.33	86.33	13.67
		Ordinary	86.33
Hamersley Iron Pty Limited	Iron ore mining	Ordinary	100	100	—
North Mining Limited(a)	Iron ore mining	Ordinary	100	100	—
		Preference	100
Rio Tinto Aluminium (Holdings) Limited	Bauxite mining, alumina production, primary aluminium smelting	Ordinary	100	100	—

Robe River Mining Co Pty Ltd(a)	Iron ore mining	Class A	40	73.61	26.39
		Class B	76.36

Argentina
Rincon Mining Pty Limited(b)	Exploration and development of lithium asset.	Ordinary	100	100	–

Brazil
Rio Tinto do Brasil Ltda.(c)	Alumina production and bauxite mining	Quota	100	100	—
Canada
Diavik Diamond Mines (2012) Inc.	Diamond mining and processing	Common	100	100	—
Iron Ore Company of Canada(d)	Iron ore mining; iron ore pellets production	Series A	91.41	58.72	41.28
		Series E	100
		Series F	100
Rio Tinto Alcan Inc.	Bauxite mining; alumina refining; aluminium smelting	Common	100	100	—
Rio Tinto Fer et Titane Inc.	Titanium dioxide feedstock; high purity iron and steel production	Common	100	100	—
		Class B preference	100
		Preference	100
Guinea
Simfer Jersey Limited(e)	Iron ore project	Ordinary	53	53	47
Madagascar

QIT Madagascar Minerals SA(f)	Ilmenite mining	Common	84.20	79.98	20.02
		Investment certificates	100

Mongolia
Oyu Tolgoi LLC	Copper and gold mining	Common	66	66	34

Singapore
Rio Tinto Singapore Holdings Pte Ltd	Commercial activities	Ordinary	100	100	–

South Africa

Richards Bay Titanium (Proprietary) Limited(g)	Titanium dioxide, high purity iron production	B Ordinary	100	74	26
		B Preference	100
		Parent Preference	100

Richards Bay Mining (Proprietary) Limited(g)	Ilmenite, rutile and zircon mining	B Ordinary	100	74	26
		B Preference	100
		Parent Preference	100

United States
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration)	Copper and gold mining, smelting and refining and exploration activities	Common	100	100	—
Nuton LLC	Technology venture including investments and collaborations related to proprietary nature-based copper leach technologies and capabilities	Unit shares	100	100	—
U.S. Borax Inc.	Mining, refining and marketing of borates	Common	100	100	–
Resolution Copper Mining LLC	Exploration and development of copper	-	–	55	45
(a)Robe River Mining Co Pty Ltd (which is 60% owned by the Group) holds a 30% economic interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the
Group) holds a 35% economic interest in Robe River. Through these companies the Group recognises a 65% share of the assets, liabilities, revenues and expenses of Robe River, with a 12%
non-controlling interest. The Group therefore has a 53% economic interest in Robe River.
(b)Rincon Mining Pty Limited incorporated in Australia but operates in Argentina.
(c)Rio Tinto do Brasil Ltda holds the Group’s 10% interest in Consórcio de Alumínio do Maranhão, a joint operation in which the Group participates but is not a joint operator. The Group recognises its share of assets, liabilities, revenues and expenses relating to this arrangement.
(d)Iron Ore Company of Canada is incorporated in the US, but operates in Canada.
(e)Rio Tinto Simfer UK Limited (which is wholly owned by the Group) holds a 53% interest in Simfer Jersey Limited (Simfer Jersey), a company incorporated in Jersey. Simfer Jersey, in turn, has an
85% interest in Simfer S.A., the company that operates the Simandou mining project in Guinea. As at 31 December 2023, Simfer Jersey also owns 100% of Simfer InfraCo Guinée S.A., a company incorporated in Guinea, which will deliver Simfer’s scope of the co-developed rail and port infrastructure. The Group therefore has a 45.05% indirect interest in Simfer S.A. and a 53%
indirect interest in Simfer InfraCo Guinée S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.
(f)The Group’s shareholding in QIT Madagascar Minerals SA (QMM) carries an 80% economic interest and 80% of the total voting rights; a further 5% economic interest is held through non-voting investment certificates to give an economic interest of 85%. During the year, a Memorandum of Understanding (MoU) was signed with the Malagasy Government in relation to their fiscal regime for QMM which expired at the end of May 2023. The MoU gives effect to the application of a new fiscal regime for the next 25 years, with terms effective as of 1 July 2023. Terms of the MoU includes the granting of a 15% free-carry equity stake to the Malagasy Government that can no longer be diluted, while maintaining their current 20% of the voting rights. As a result, the
Malagasy Government's non-controlling interest has been recognised for the first time, and QMM's net earnings has been presented net of amounts attributable to non-controlling interests from
1 July 2023. The initial recognition of non-controlling interests, and any subsequent recognition arising from future contributions, gives rise to a charge within equity as the transaction is between
Rio Tinto and the Malagasy Government acting in their capacity as shareholders and there are no changes to the net assets of QMM. As at 31 December 2023, the value of QMM’s non-
controlling interest is US$16 million.
(g)Additional classes of shares issued by Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited representing non-controlling interests are not shown. The
Group’s total legal and beneficial interest in Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited is 74%.
Summary financial information for subsidiaries that have non-controlling interests that are material to the Group
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS in line with the Group’s accounting policies, including fair value adjustments, and before intercompany eliminations.

Income statement summary for the year ended 31 December	Iron Ore Company of Canada 2023 US$m	Iron Ore Company of Canada 2022 US$m restated(a)	Oyu Tolgoi LLC (b)(c) 2023 US$m	Oyu Tolgoi LLC (b)(c) 2022 US$m restated(a)
Revenue	2,314	2,634	1,625	1,424
Profit/(loss) after tax	445	756	(1,024)	(224)
– attributable to non-controlling interests	184	312	(352)	(159)
– attributable to Rio Tinto	261	444	(672)	(65)
Other comprehensive income/(loss)	60	(111)	—	—
Total comprehensive income/(loss)	505	645	(1,024)	(224)

Balance sheet summary as at 31 December	2023 US$m	2022 US$m	2023 US$m	2022 US$m
Non-current assets	3,170	2,963	15,335	13,667
Current assets	866	774	511	753
Current liabilities	(519)	(499)	(4,920)	(4,253)
Non-current liabilities	(1,005)	(973)	(12,544)	(10,731)
Net assets	2,512	2,265	(1,618)	(564)
– attributable to non-controlling interests	1,052	946	(558)	(207)
– attributable to Rio Tinto	1,460	1,319	(1,060)	(357)

Cash flow statement summary for the year ended 31 December	2023 US$m	2022 US$m	2023 US$m	2022 US$m
Cash flow from operations	801	1,153	345	406
Dividends paid to non-controlling interests	(103)	(142)	—	—
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)On 16 December 2022, we purchased the remaining 49% share of Turquoise Hill Resources Ltd. The Group now holds a 66% direct interest in Oyu Tolgoi LLC. Up until 15 December 2022 the
Group had a 51% interest in Turquoise Hill Resources Ltd, which held a 66% interest in OT and, therefore, had a 34% indirect interest in OT. Refer to note 5 for details.
(c)Under the terms of the project finance facility held by Oyu Tolgoi LLC, there are certain restrictions on the ability of Oyu Tolgoi LLC to make shareholder distributions.
30 Principal subsidiaries continued

Income statement summary for the year ended 31 December	Robe River Mining Co Pty 2023 US$m	Robe River Mining Co Pty 2022 US$m restated(a)	Other companies and eliminations(b) 2023 US$m	Other companies and eliminations(b) 2022 US$m restated(a)	Robe River 2023 US$m	Robe River 2022 US$m restated(a)
Revenue	1,753	1,703	2,045	1,987	3,798	3,690
Profit after tax	848	814	825	865	1,673	1,679
– attributable to non-controlling interests	339	323	—	—	339	323
– attributable to Rio Tinto	509	491	825	865	1,334	1,356
Other comprehensive loss	40	(206)	36	(112)	76	(318)
Total comprehensive income	888	608	861	753	1,749	1,361

Balance sheet summary as at 31 December	2023 US$m	2022 US$m	2023 US$m	2022 US$m	2023 US$m	2022 US$m
Non-current assets	2,899	2,846	4,026	3,975	6,925	6,821
Current assets	808	756	711	609	1,519	1,365
Current liabilities	(157)	(112)	(358)	(2,724)	(515)	(2,836)
Non-current liabilities	(443)	(410)	(2,554)	(550)	(2,997)	(960)
Net assets	3,107	3,080	1,825	1,310	4,932	4,390
– attributable to non-controlling interests	1,241	1,230	—	—	1,241	1,230
– attributable to Rio Tinto	1,866	1,850	1,825	1,310	3,691	3,160

Cash flow statement summary for the year ended 31 December	2023 US$m	2022 US$m	2023 US$m	2022 US$m	2023 US$m	2022 US$m
Cash flow from operations	1,480	1,435	1,640	1,981	3,120	3,416
Dividends paid to non-controlling interests	(345)	(278)	—	—	(345)	(278)
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)“Other companies and eliminations” includes North Mining Limited (a wholly-owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$342 million (2022:
US$337 million) that arose on the Group’s acquisition of its interest in Robe River.